Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation is calculated using the straight-line method over the following estimated useful lives, taking into account residual value:

	Estimated useful life (Years)	Estimated residual value
Building	20	10%
Machinery and equipment	3-10	0-5%
Charging piles and robots	5-10	5%
Office equipment, furniture and fixtures	3-5	0%-5%
Motor vehicles	3-5	5%
Electronic equipment	3-10	5%

Schedule of Depreciation Expense	The following table summarizes the depreciation expense recognized in the consolidated statements of operations and comprehensive loss:
	For the years ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
Operating costs	-	-	986
General and administrative expenses	-	-	693
Research and development expenses	-	-	1
Depreciation expense	-	-	1,680

Schedule of Estimated Useful Lives of Intangible Assets

The estimated useful lives for the Group’s intangible assets are as follows:

Estimated useful life (Years)
Software Copyright	5-10
Patent right	5-10
Trademark right	5-10
Forest land use right	31
Customer Relations and Sales Channels	5
Scientific Research Collaboration and Intellectual Property Coordination	3
Supply Chain and Production Qualifications	5
Brands	indefinite useful life
Domain names	indefinite useful life

Schedule of Contract Liabilities	Contract liabilities of RMB27,410 as of June 30, 2026 are expected to be realized in the following year.

	Year ended June 30,
	2025	2026
	RMB	RMB
Balance at beginning of year	-	-
Business combinations	-	27,021
Deposits received	-	36,894
Revenue recognized	-	(32,879)
Output Value-Added Tax	-	(2,831)
Balance at end of year	-	28,205

Schedule of Revenue from Contracts with Customers Disaggregated by Service Lines

The following tables show, by timing of revenue recognition, revenue from contracts with customers disaggregated by service lines for the years ended June 30, 2026:

	Year ended June 30, 2026
	Point in Time	Over Time	Total
	RMB	RMB	RMB
Product revenues
Sale of AI compute servers	69,220	—	69,220
Sale of mobile charging robots and charging piles	11,275	—	11,275
Sale of health and wellness products	14,798	—	14,798
Sale of other electronic products and others	12,075	—	12,075
Services
AI computing power service	—	26,800	26,800
AI industry application solutions	44,128	—	44,128
Commercial Planning and Consulting Services	1,677	1,066	2,743
Other services	723	1,599	2,322
Total revenues	153,896	29,465	183,361

Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

As of June 30, 2025 and 2026, information about inputs into the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows.

		Fair Value Measurements at Reporting Date Using
Description	As of June 30, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short term investment	4,255	4,255	-	-
		Fair Value Measurements at Reporting Date Using
Description	As of June 30, 2026	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short term investments	36,872	25,294	11,578	-